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                                           OMB NUMBER:   3235-0456
                 UNITED STATES             Expires:   December 31, 2014
       SECURITIES AND EXCHANGE COMMISSION  Estimated average burden
             Washington, D.C. 20549        hours per response ..........2


                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.


 1.     Name and address of issuer:

        CG VARIABLE ANNUITY ACCOUNT I
        280 Trumbull Street
        Hartford, CT 06103

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 2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

        CG VARIABLE ANNUITY ACCOUNT I Group Variable Annuities For Qualified Retirement
        Plans

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 3.     Investment Company Act File Number:

        811-1664

        Securities Act File Number:

        2-33024

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 4(a).  Last day of fiscal year for which this Form is filed:

        12/31/2011

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 4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.


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 4(c).  Check box if this is the last time the issuer will be filing this Form.



  Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

        SEC 2393 (6-02)

 5.     Calculation of registration fee:


        (i)       Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):                                         $        12,643.74
                                                                                                         --------------

        (ii)      Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                     $           1,645,286.09
                                                                               -------------------

        (iii)     Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending
                  no earlier than October 11, 1995 that were not
                  previously used to reduce registration fees
                  payable to the Commission:                              $          44,320,449.76
                                                                               -------------------

        (iv)      Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                                                           $    45,965,735.85
                                                                                                         --------------
        (v)       Net sales - if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                   $   0
                                                                                                         -
        --------------------------------------------------------------------------------------------

        (vi)      Redemption credits available for use in future
                  years - if Item 5(i) is less than Item 5(iv)            $        (45,953,092.11)
                  [subtract Item 5(iv) from Item 5(i)]:                        -------------------

        --------------------------------------------------------------------------------------------

        (vii)     Multiplier for determining registration fee
                  (See Instruction C.9):                                                             X         .0001146
                                                                                                         --------------
        (viii)    Registration fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter "0" if no fee is due):                                        =$                0
                                                                                                         ==============
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 6.     Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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 7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                    +$                0
                                                                                                         --------------
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 8.     Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                                    =$                0
                                                                                                         ==============
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 9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery:

                                 Wire Transfer
                                 Mail or other means


                                  SIGNATURES
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   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                       Prudential Retirement Insurance and Annuity Company, as agent for Connecticut General Life Insurance Company, on behalf of its Separate Account CG VARIABLE ANNUITY ACCOUNT I

       By (Signature and Title)*       /s/ Robert McLaughlin
                                       -----------------------------------------------------------
                                        Robert McLaughlin
                                        Its: Vice President, Controller
                                       -----------------------------------------------------------

       Date  March 16, 2012
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*Please print the name and title of the signing officer below the signature.